Credit Risk - Summary of Country Risk Exposure (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Risk exposures	£ 310,948	£ 300,286	£ 346,500
Governments [member]
Disclosure of credit risk exposure [line items]
Risk exposures	37,400		55,000
Government Guaranteed [member]
Disclosure of credit risk exposure [line items]
Risk exposures			400
Banks [member]
Disclosure of credit risk exposure [line items]
Risk exposures	14,300		29,000
Other Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Risk exposures	31,900		19,400
Retail [member]
Disclosure of credit risk exposure [line items]
Risk exposures	194,500		191,300
Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Risk exposures	41,300		51,400
Eurozone Countries [member]
Disclosure of credit risk exposure [line items]
Risk exposures	19,700		15,600
Eurozone Countries [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	12,700		2,100
Eurozone Countries [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	300		600
Eurozone Countries [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	200		500
Eurozone Countries [member] | Portugal [member]
Disclosure of credit risk exposure [line items]
Risk exposures			100
Eurozone Countries [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,000		4,700
Eurozone Countries [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,600		2,900
Eurozone Countries [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,100		1,700
Eurozone Countries [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	2,800		3,000
Eurozone Countries [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Risk exposures	300		700
Eurozone Countries [member] | Governments [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures			400
Eurozone Countries [member] | Governments [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	300		300
Eurozone Countries [member] | Government Guaranteed [member]
Disclosure of credit risk exposure [line items]
Risk exposures			300
Eurozone Countries [member] | Government Guaranteed [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures			300
Eurozone Countries [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Risk exposures	3,800		6,500
Eurozone Countries [member] | Banks [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures			200
Eurozone Countries [member] | Banks [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures			300
Eurozone Countries [member] | Banks [member] | Portugal [member]
Disclosure of credit risk exposure [line items]
Risk exposures			100
Eurozone Countries [member] | Banks [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,000		2,000
Eurozone Countries [member] | Banks [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,600		2,800
Eurozone Countries [member] | Banks [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,200		1,100
Eurozone Countries [member] | Other Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Risk exposures	13,700		3,000
Eurozone Countries [member] | Other Financial Institutions [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	12,300		1,100
Eurozone Countries [member] | Other Financial Institutions [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100		100
Eurozone Countries [member] | Other Financial Institutions [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	200		100
Eurozone Countries [member] | Other Financial Institutions [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures			200
Eurozone Countries [member] | Other Financial Institutions [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	900		1,300
Eurozone Countries [member] | Other Financial Institutions [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	200		200
Eurozone Countries [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,900		5,100
Eurozone Countries [member] | Corporate counterparty [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	400		800
Eurozone Countries [member] | Corporate counterparty [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	200		100
Eurozone Countries [member] | Corporate counterparty [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures			100
Eurozone Countries [member] | Corporate counterparty [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures			2,200
Eurozone Countries [member] | Corporate counterparty [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures			100
Eurozone Countries [member] | Corporate counterparty [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	200		400
Eurozone Countries [member] | Corporate counterparty [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,100		1,400
All Other Countries [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	3,700		5,200
All Other Countries [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	284,400		301,000
All Other Countries [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	4,400		17,000
All Other Countries [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	6,400		6,600
All Other Countries [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100		600
All Other Countries [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	700		500
All Other Countries [member] | Governments [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100		100
All Other Countries [member] | Governments [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	32,100		44,700
All Other Countries [member] | Governments [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,100		6,300
All Other Countries [member] | Governments [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	3,800		3,000
All Other Countries [member] | Governments [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures			200
All Other Countries [member] | Government Guaranteed [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures			100
All Other Countries [member] | Banks [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,900		2,300
All Other Countries [member] | Banks [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	4,300		9,100
All Other Countries [member] | Banks [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,500		8,200
All Other Countries [member] | Banks [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	2,600		2,600
All Other Countries [member] | Banks [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures			200
All Other Countries [member] | Banks [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	200		100
All Other Countries [member] | Other Financial Institutions [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	400		900
All Other Countries [member] | Other Financial Institutions [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	16,300		13,000
All Other Countries [member] | Other Financial Institutions [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,500		2,300
All Other Countries [member] | Other Financial Institutions [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures			200
All Other Countries [member] | Retail [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	300
All Other Countries [member] | Retail [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	194,200		191,300
All Other Countries [member] | Corporate counterparty [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,000		1,900
All Other Countries [member] | Corporate counterparty [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	37,500		42,900
All Other Countries [member] | Corporate counterparty [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	300		100
All Other Countries [member] | Corporate counterparty [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures			800
All Other Countries [member] | Corporate counterparty [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	100		200
All Other Countries [member] | Corporate counterparty [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	500		400
All Countries Excluding Eurozone Countries [member]
Disclosure of credit risk exposure [line items]
Risk exposures	299,700		330,900
All Countries Excluding Eurozone Countries [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Risk exposures	37,100		54,300
All Countries Excluding Eurozone Countries [member] | Government Guaranteed [member]
Disclosure of credit risk exposure [line items]
Risk exposures			100
All Countries Excluding Eurozone Countries [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Risk exposures	10,500		22,500
All Countries Excluding Eurozone Countries [member] | Other Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Risk exposures	18,200		16,400
All Countries Excluding Eurozone Countries [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Risk exposures	194,500		191,300
All Countries Excluding Eurozone Countries [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Risk exposures	£ 39,400		£ 46,300